Receivables from Customers and Broker-Dealers and Clearing Organization, Net	12 Months Ended
Mar. 31, 2024
Receivables from Customers and Broker-Dealers and Clearing Organization, Net [Abstract]
RECEIVABLES FROM CUSTOMERS AND BROKER-DEALERS AND CLEARING ORGANIZATION, NET

8. RECEIVABLES FROM CUSTOMERS AND BROKER-DEALERS AND CLEARING ORGANIZATION, NET

Receivables from customers and broker-dealers and clearing organizations, net comprised the following:

	As of March 31
	2024	2023
	$’000	$’000
Receivables from:
Customers	3,463	1,502
Brokers-dealers and clearing organizations	679	303
Sub-total	4,142	1,805
Less: allowance for expected credit losses	(590)	(223)
Total	3,552	1,582

The movement of the allowance for expected credit losses for receivables from customers and broker-dealers and clearing organizations was as follows:

	As of March 31
	2024	2023
	$’000	$’000
Beginning balance	223	205
Allowance for expected credit losses recognized	444	18
Write-offs	(77)	-
Ending balance	590	223